BALANCE SHEETS (Parenthetical) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Redeemable convertible preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares authorized	21,000,000	21,000,000	21,000,000
Convertible preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized	35,305,078	32,155,078	29,155,078
Convertible preferred stock, shares outstanding	25,684,404	23,337,391	20,262,664
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	615,000,000	615,000,000	615,000,000
Series A preferred stock
Convertible preferred stock, shares authorized	5,929,441	6,000,000	6,000,000
Convertible preferred stock, shares issued	6,000,000	6,000,000	6,000,000
Convertible preferred stock, shares outstanding	5,520,423	5,560,141	5,660,141
Series A-1 preferred stock
Convertible preferred stock, shares authorized	2,000,000	2,000,000	2,000,000
Convertible preferred stock, shares issued	2,000,000	2,000,000	2,000,000
Convertible preferred stock, shares outstanding	2,000,000	2,000,000	2,000,000
Series B preferred stock
Convertible preferred stock, shares authorized	6,053,784	6,053,784	6,053,784
Convertible preferred stock, shares issued	6,000,000	6,000,000	6,000,000
Convertible preferred stock, shares outstanding	5,974,907	5,974,907	5,974,907
Series C preferred stock
Redeemable convertible preferred stock, shares authorized	11,000,000	11,000,000	11,000,000
Redeemable convertible preferred stock, shares issued	4,000,000	4,000,000	4,000,000
Redeemable convertible preferred stock, shares outstanding	4,000,000	4,000,000	4,000,000
Convertible preferred stock, shares authorized	10,837,944	10,837,944	10,837,944
Convertible preferred stock, shares outstanding	4,404,840	4,404,840	4,404,840
Series D preferred stock
Redeemable convertible preferred stock, shares authorized	4,000,000	4,000,000	4,000,000
Redeemable convertible preferred stock, shares issued	3,000,000	3,000,000	2,000,000
Redeemable convertible preferred stock, shares outstanding	3,000,000	3,000,000	2,000,000
Convertible preferred stock, shares authorized	4,312,387	4,312,387	4,312,387
Convertible preferred stock, shares outstanding	2,862,291	2,862,291	2,236,022
Series D-1 preferred stock
Redeemable convertible preferred stock, shares authorized	3,000,000	3,000,000
Redeemable convertible preferred stock, shares issued	3,000,000	3,000,000
Redeemable convertible preferred stock, shares outstanding	3,000,000	3,000,000
Class A common stock
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	110,000,000	110,000,000	110,000,000
Common stock, shares issued	109,885,079	99,014,030	99,000,000
Common stock, shares outstanding	109,885,079	99,014,030	87,669,412
Class B common stock
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	505,000,000	505,000,000	505,000,000
Common stock, shares issued	61,345,161	50,525,891	44,197,558
Common stock, shares outstanding	61,345,161	50,525,891	44,197,558
Series E Preferred Stock [Member]
Redeemable convertible preferred stock, shares authorized	3,000,000	3,000,000
Redeemable convertible preferred stock, shares issued	2,000,000	2,000,000
Redeemable convertible preferred stock, shares outstanding	2,000,000	2,000,000
Convertible preferred stock, shares authorized	3,150,000
Convertible preferred stock, shares outstanding	2,386,731